UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21369
                                                     ---------

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                      Date of reporting period: 10/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK HOLDINGS

Japan Digital Laboratory Co. Ltd.    3.6%
Nestle SA                            3.5
Fondiaria-Sai SpA                    3.2
Haseko Corp.                         3.2
Sanofi-Aventis SA                    2.9
Bayerische Motoren Werke (BMW) AG    2.8
Eni SpA                              2.8
Takeda Pharmaceutical Co. Ltd.       2.8
Swiss Reinsurance Co.                2.6
France Telecom SA                    2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

Japan                               26.2%
France                              19.6
United Kingdom                       8.9
Italy                                7.7
Switzerland                          6.2
Turkey                               4.5
Germany                              4.1
Korea, Republic of South             3.1
Norway                               2.8
Ireland                              1.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on the total market value of investments.


                    6 | OPPENHEIMER INTERNATIONAL VALUE FUND

REGIONAL ALLOCATION

                                   (PIE CHART)

Europe                 55.3%
Asia                   34.3
Middle East/Africa      4.5
United States/Canada    3.1
Latin America           1.5
Emerging Europe         1.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on the total market value of investments.


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.525.7048. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 8/1/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 11/16/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    8 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    9 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES Continued

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING            EXPENSES
                                ACCOUNT          ACCOUNT          PAID DURING
                                 VALUE            VALUE         6 MONTHS ENDED
                              MAY 1, 2008   OCTOBER 31, 2008   OCTOBER 31, 2008
                              -----------   ----------------   ----------------
ACTUAL
Class A                        $1,000.00        $  546.70           $ 5.92
Class B                         1,000.00           545.00             9.14
Class C                         1,000.00           544.70             8.94
Class N                         1,000.00           546.00             7.09
Class Y                         1,000.00           548.30             3.68
HYPOTHETICAL
(5% return before expenses)
Class A                         1,000.00         1,017.59             7.71
Class B                         1,000.00         1,013.46            11.89
Class C                         1,000.00         1,013.71            11.64
Class N                         1,000.00         1,016.08             4.80
Class Y                         1,000.00         1,020.47             4.80

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
-----     --------------
Class A        1.51%
Class B        2.33
Class C        2.28
Class N        1.81
Class Y        0.94

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

                                                  SHARES          VALUE
                                               -----------   --------------
COMMON STOCKS--94.9%
CONSUMER DISCRETIONARY--22.1%
AUTOMOBILES--6.4%
Bayerische Motoren Werke (BMW) AG                  117,376   $    3,042,093
Hyundai Motor Co.                                   32,025        1,470,953
Toyota Motor Corp.                                  62,480        2,463,071
                                                             --------------
                                                                  6,976,117
HOTELS, RESTAURANTS & LEISURE--0.4%
Emperor Entertainment Hotel Ltd.                 6,974,000          281,179
Enterprise Inns plc                                117,440          183,332
                                                             --------------
                                                                    464,511
HOUSEHOLD DURABLES--4.7%
Barratt Developments plc                           332,980          412,628
First Juken Co. Ltd.                               415,800          762,616
Grande Holdings Ltd. (The)                         716,000           89,283
Haseko Corp.                                     3,844,000        3,434,787
Taylor Wimpey plc                                  729,209          117,355
Thomson SA(1)                                      246,470          346,871
                                                             --------------
                                                                  5,163,540
LEISURE EQUIPMENT & PRODUCTS--0.5%
Sega Sammy Holdings, Inc.                           67,800          520,589
                                                             --------------
MEDIA--4.9%
British Sky Broadcasting Group plc                 164,385        1,001,331
Societe Television Francaise(1)                    147,260        1,888,640
Vivendi SA                                          64,910        1,697,783
Yell Group plc                                     731,340          724,461
                                                             --------------
                                                                  5,312,215
SPECIALTY RETAIL--1.7%
Aoyama Trading Co.                                  79,873          923,575
Dickson Concepts International Ltd.              2,519,500          560,232

                                                  SHARES          VALUE
                                               -----------   --------------
SPECIALTY RETAIL Continued
Otsuka Kagu Ltd.                                    47,600   $      316,326
                                                             --------------
                                                                  1,800,133
TEXTILES, APPAREL & LUXURY GOODS--3.5%
Aksa Akrilik Kimya Sanayii AS(1)                 2,166,212        2,258,713
Asics Corp.                                        241,000        1,523,980
                                                             --------------
                                                                  3,782,693
CONSUMER STAPLES--7.3%
FOOD & STAPLES RETAILING--2.2%
Tesco plc                                          437,746        2,391,023
FOOD PRODUCTS--3.5%
Nestle SA                                           97,850        3,814,140
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd.(1)                      854,874          512,454
Pacific Corp.                                       19,595        1,165,309
                                                             --------------
                                                                  1,677,763
ENERGY--7.5%
ENERGY EQUIPMENT & SERVICES--1.9%
Petroleum Geo-Services ASA(1)                      285,700        1,437,212
Seabird Exploration Ltd.(1)                      1,199,268          660,497
                                                             --------------
                                                                  2,097,709
OIL, GAS & CONSUMABLE FUELS--5.6%
Eni SpA                                            126,990        3,025,978
Esso (Thailand) Public Co. Ltd.                  4,670,700          643,824
Total SA                                            43,230        2,374,400
                                                             --------------
                                                                  6,044,202
FINANCIALS--13.3%
CAPITAL MARKETS--0.5%
Ichiyoshi Securities Co. Ltd.                       59,200          469,733
COMMERCIAL BANKS--2.8%
Anglo Irish Bank Corp. plc                         107,447          339,712
Bank of Ireland                                    315,693          957,885



                    F1 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                  SHARES          VALUE
                                               -----------   --------------
COMMERCIAL BANKS Continued
Credit Agricole SA                                  74,381   $    1,084,469
National Bank of Greece SA                          30,525          679,919
                                                             --------------
                                                                  3,061,985
CONSUMER FINANCE--0.2%
Cattles plc                                        469,780          251,060
DIVERSIFIED FINANCIAL SERVICES--0.3%
RHJ International Ltd.(1)                           66,604          358,237
INSURANCE--7.2%
Aegon NV                                           366,924        1,503,271
Fondiaria-Sai SpA                                  273,242        3,490,698
Swiss Reinsurance Co.                               67,781        2,823,924
                                                             --------------
                                                                  7,817,893
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Cosmos Initia Co., Ltd.                          1,236,000          963,081
Eurocastle Investment Ltd.                          69,564           36,757
Shanghai Forte Land Co. Ltd.(1)                  3,800,000          457,225
                                                             --------------
                                                                  1,457,063
THRIFTS & MORTGAGE FINANCE--0.9%
Paragon Group Cos. plc                           1,322,200          984,144
HEALTH CARE--7.1%
HEALTH CARE PROVIDERS & SERVICES--0.9%
Mediceo Paltac Holdings Co. Ltd.                    87,760          948,320
PHARMACEUTICALS--6.2%
GlaxoSmithKline plc                                 29,491          568,111
Sanofi-Aventis SA                                   50,340        3,171,473
Takeda Pharmaceutical Co. Ltd.(2)                   59,300        2,988,579
                                                             --------------
                                                                  6,728,163
INDUSTRIALS--12.3%
AEROSPACE & DEFENSE--1.4%
Safran SA                                          123,236        1,554,999
AIRLINES--5.2%
Deutsche Lufthansa AG                               95,380        1,346,018

                                                  SHARES          VALUE
                                               -----------   --------------
AIRLINES Continued
Jazz Air Income Fund                               502,400   $    1,771,509
Turk Hava Yollari Anonim Ortakligi(1)              807,800        2,531,063
                                                             --------------
                                                                  5,648,590
COMMERCIAL SERVICES & SUPPLIES--1.7%
Sperian Protection                                  30,070        1,843,469
CONSTRUCTION & ENGINEERING--1.1%
Joongang Construction Co. Ltd.(1)                   81,730          224,754
Vinci SA                                            26,680          959,829
                                                             --------------
                                                                  1,184,583
MARINE--1.8%
Orient Overseas International Ltd.                 547,000          967,904
Shun Tak Holdings Ltd.                           4,626,000          938,875
                                                             --------------
                                                                  1,906,779
TRADING COMPANIES & DISTRIBUTORS--0.5%
Travis Perkins plc                                  49,090          232,012
Wolseley plc                                        47,490          260,707
                                                             --------------
                                                                    492,719
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS(1, 3)                              22,000           22,865
Master Marine AS, Legend Shares(1, 3)              619,900          644,262
                                                             --------------
                                                                    667,127
INFORMATION TECHNOLOGY--10.8%
COMMUNICATIONS EQUIPMENT--1.8%
Nokia Oyj                                          125,250        1,910,446
COMPUTERS & PERIPHERALS--5.9%
Fujitsu Ltd.                                       187,237          745,114
Gemalto NV(1)                                       65,210        1,825,416
Japan Digital Laboratory Co. Ltd.                  406,500        3,860,673
                                                             --------------
                                                                  6,431,203
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
A&D Co. Ltd.                                       220,400          717,874


                   F2 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                  SHARES          VALUE
                                               -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Nichicon Corp.                                     157,100   $      991,174
                                                             --------------
                                                                  1,709,048
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                         48,170        1,657,603
MATERIALS--2.8%
CHEMICALS--1.4%
Arkema                                              37,292          854,895
Ohara, Inc.                                         74,000          688,035
                                                             --------------
                                                                  1,542,930
METALS & MINING--1.4%
Arcelor                                             27,085          702,904
Hindalco Industries Ltd.                           661,100          823,903
                                                             --------------
                                                                  1,526,807
TELECOMMUNICATION SERVICES--9.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.6%
Cable & Wireless plc                               367,695          727,259
France Telecom SA                                  109,211        2,755,901
Telecom Italia SpA                               2,075,610        1,748,741
Telmex Internacional SAB de CV                   1,499,090          787,554
                                                             --------------
                                                                  6,019,455
WIRELESS TELECOMMUNICATION SERVICES--3.5%
KDDI Corp.                                             352        2,102,976
Vodafone Group plc                                 904,978        1,743,135
                                                             --------------
                                                                  3,846,111
UTILITIES--2.6%
ELECTRIC UTILITIES--2.6%
Okinawa Electric Power Co. (The)                    36,240        2,120,368
RusHydro(1)                                     40,582,053          759,128
                                                             --------------
                                                                  2,879,496
                                                             --------------
Total Common Stocks
(Cost $191,678,813)                                             102,942,598

                                                  SHARES          VALUE
                                               -----------   --------------
PREFERRED STOCKS--0.6%
Bayerische Motoren Werke (BMW) AG, Preference        3,577   $       71,942
Tatneft, Preference                                762,061          594,408
                                                             --------------
Total Preferred Stocks
(Cost $2,325,559)                                                   666,350

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.6%
AED Oil Ltd., 6.50% Cv. Unsec. Unsub.
   Nts., 2/23/12                               $ 1,846,000        1,430,650
Master Marine AS, 6% Cv. Nts., 6/1/10(3)         3,046,919 NOK      253,333
                                                             --------------
Total Convertible Corporate Bonds and
   Notes (Cost $2,513,708)                                        1,683,983
STRUCTURED SECURITIES--0.7%
Morgan Stanley & Co. International plc,
   Ryanair Holdings plc Equity Linked
   Securities, Exp. 1/14/10(1)
   (Cost $1,249,138)                               225,000 EUR      797,124

                                                  SHARES
                                               -----------
INVESTMENT COMPANY--1.5%
Oppenheimer Institutional Money
   Market Fund, Cl. E, 2.95%(4, 5)
  (Cost $1,599,039)                              1,599,039        1,599,039
TOTAL INVESTMENTS, AT VALUE
(COST $199,366,257)                                   99.3%     107,689,094
OTHER ASSETS NET OF LIABILITIES                        0.7          813,110
                                               -----------   --------------
NET ASSETS                                           100.0%  $  108,502,204
                                               ===========   ==============


                    F3 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
NOK   Norwegian Krone

(1.) Non-income producing security.

(2.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $920,460, which represents 0.85% of the Fund's net assets. See
     Note 6 of accompanying Notes.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                  SHARES
                                                     APRIL 30,      GROSS        GROSS      OCTOBER 31,
                                                        2008      ADDITIONS    REDUCTIONS       2008
                                                     ---------   ----------   -----------   -----------
OFI Liquid Assets Fund, LLC                              --       8,037,500     8,037,500           --
Oppenheimer Institutional Money Market Fund, Cl. E       --      25,286,176    23,687,137    1,599,039

                                                        VALUE       INCOME
                                                     ----------   ----------
OFI Liquid Assets Fund, LLC                          $       --   $22,467(a)
Oppenheimer Institutional Money Market Fund, Cl. E    1,599,039    18,371
                                                     ----------   -------
                                                     $1,599,039   $40,838
                                                     ==========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(5.) Rate shown is the 7-day yield as of October 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $ 18,804,940        $     --
Level 2--Other Significant Observable Inputs      88,884,154         573,375
Level 3--Significant Unobservable Inputs                  --              --
                                                ------------        --------
Total                                           $107,689,094        $573,375
                                                ============        ========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                    F4 | OPPENHEIMER INTERNATIONAL VALUE FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF OCTOBER 31, 2008 ARE AS FOLLOWS:

                                                            CONTRACT
                                                             AMOUNT       EXPIRATION                 UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                             BUY/SELL    (000S)          DATE         VALUE     APPRECIATION   DEPRECIATION
--------------------                             --------   --------      ----------   ----------   ------------   ------------
Euro (EUR)                                         Sell        4,322 EUR     1/2/09    $5,499,827     $713,481       $     --
Hong Kong Dollar (HKD)                             Sell           85 HKD    11/3/08        10,908           --              2
Japanese Yen (JPY)                                 Sell      243,000 JPY     1/5/09     2,474,847           --        140,104
                                                                                                      --------       --------
Total unrealized appreciation and depreciation                                                        $713,481       $140,106
                                                                                                      ========       ========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------
Japan                      $ 28,198,474     26.2%
France                       21,061,049     19.6
United Kingdom                9,596,558      8.9
Italy                         8,265,417      7.7
Switzerland                   6,638,064      6.2
Turkey                        4,789,776      4.5
Germany                       4,460,053      4.1
Korea, Republic of South      3,373,470      3.1
Norway                        3,018,169      2.8
Ireland                       2,094,721      1.9
Hong Kong                     1,996,062      1.9
Finland                       1,910,446      1.8
Canada                        1,771,509      1.6
United States                 1,599,039      1.5
The Netherlands               1,540,028      1.4
Australia                     1,430,650      1.3
Russia                        1,353,536      1.3
Bermuda                         841,411      0.8
India                           823,903      0.8
Mexico                          787,554      0.7
Greece                          679,919      0.6
Thailand                        643,824      0.6
China                           457,225      0.4
Belgium                         358,237      0.3
                           ------------    -----
Total                      $107,689,094    100.0%
                           ============    =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    F5 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

October 31, 2008

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $197,767,218)                           $106,090,055
Affiliated companies (cost $1,599,039)                                  1,599,039
                                                                     ------------
                                                                      107,689,094
Cash                                                                      201,128
Cash--foreign currencies (cost $154,902)                                  152,789
Unrealized appreciation on foreign currency exchange contracts            713,481
Receivables and other assets:
Interest and dividends                                                    572,772
Investments sold                                                          111,906
Other                                                                       7,998
                                                                     ------------
Total assets                                                          109,449,168
LIABILITIES
Unrealized depreciation on foreign currency exchange contracts            140,106
Payables and other liabilities:
Shares of beneficial interest redeemed                                    437,434
Investments purchased                                                     251,721
Transfer and shareholder servicing agent fees                              27,568
Shareholder communications                                                 19,000
Trustees' compensation                                                     15,565
Distribution and service plan fees                                         12,400
Other                                                                      43,170
                                                                     ------------
Total liabilities                                                         946,964
                                                                     ------------
NET ASSETS                                                           $108,502,204
                                                                     ============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                           $     12,149
Additional paid-in capital                                            214,544,079
Accumulated net investment income                                       4,674,283
Accumulated net realized loss on investments and foreign currency
   transactions                                                       (19,629,333)
Net unrealized depreciation on investments and translation
   of assets and liabilities denominated in foreign currencies        (91,098,974)
                                                                     ------------
NET ASSETS                                                           $108,502,204
                                                                     ============


                    F6 | OPPENHEIMER INTERNATIONAL VALUE FUND

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
   $42,542,094 and 4,752,194 shares of beneficial interest outstanding)     $8.95
   Maximum offering price per share (net asset value plus sales charge
   of 5.75% of offering price)                                              $9.50

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,981,962 and 795,367 shares of beneficial interest
   outstanding)                                                             $8.78

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,587,419 and 1,321,008 shares of beneficial interest
   outstanding)                                                             $8.77

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
   assets of $46,906 and 5,269 shares of beneficial interest outstanding)   $8.90

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $47,343,823 and 5,275,285 shares of beneficial interest
   outstanding)                                                             $8.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    F7 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended October 31, 2008

INVESTMENT INCOME
Dividends:
Unaffiliated companies (net of foreign withholding taxes of
   $324,273)                                                           $4,201,458
Affiliated companies                                                       18,371
Income from investment of securities lending cash collateral, net:
Unaffiliated companies                                                    137,439
Affiliated companies                                                       22,467
Interest                                                                   73,601
Other income                                                                4,126
                                                                       ----------
Total investment income                                                 4,457,462
EXPENSES
Management fees                                                           768,430
Distribution and service plan fees:
Class A                                                                    91,518
Class B                                                                    60,671
Class C                                                                   109,917
Class N                                                                       156
Transfer and shareholder servicing agent fees:
Class A                                                                   119,773
Class B                                                                    27,672
Class C                                                                    39,129
Class N                                                                       148
Class Y                                                                     5,186
Shareholder communications:
Class A                                                                    12,809
Class B                                                                     3,947
Class C                                                                     3,556
Class N                                                                        15
Class Y                                                                       106
Custodian fees and expenses                                                44,223
Trustees' compensation                                                      3,602
Other                                                                      42,944
                                                                       ----------
Total expenses                                                          1,333,802
Less reduction to custodian expenses                                          (18)
Less waivers and reimbursements of expenses                               (41,454)
                                                                       ----------
Net expenses                                                            1,292,330
NET INVESTMENT INCOME                                                   3,165,132


                    F8 | OPPENHEIMER INTERNATIONAL VALUE FUND

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies (net of foreign capital
   gains tax of $1,557)                                              $(14,771,882)
Foreign currency transactions                                           1,133,672
                                                                     ------------
Net realized loss                                                     (13,638,210)
Net change in unrealized depreciation on:
Investments                                                           (73,041,162)
Translation of assets and liabilities denominated in foreign
   currencies                                                         (11,968,142)
                                                                     ------------
Net change in unrealized depreciation                                 (85,009,304)
                                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(95,482,382)
                                                                     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    F9 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS          YEAR
                                                                   ENDED            ENDED
                                                             OCTOBER 31, 2008     APRIL 30,
                                                                (UNAUDITED)         2008
                                                             ----------------   ------------
OPERATIONS
Net investment income                                         $   3,165,132     $  3,256,165
Net realized loss                                               (13,638,210)      (1,158,782)
Net change in unrealized depreciation                           (85,009,304)     (41,316,782)
                                                              -------------     ------------
Net decrease in net assets resulting from operations            (95,482,382)     (39,219,399)

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                  --       (1,214,075)
Class B                                                                  --               --
Class C                                                                  --          (23,061)
Class N                                                                  --              (12)
Class Y                                                                  --         (560,350)
                                                              -------------     ------------
                                                                         --       (1,797,498)
Distributions from net realized gain:
Class A                                                                  --       (5,085,508)
Class B                                                                  --         (829,456)
Class C                                                                  --       (1,484,416)
Class N                                                                  --              (37)
Class Y                                                                  --       (1,583,604)
                                                              -------------     ------------
                                                                         --       (8,983,021)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions:
Class A                                                         (17,060,771)     (12,806,392)
Class B                                                          (2,704,884)      (4,062,221)
Class C                                                          (6,920,268)      (4,444,812)
Class N                                                              33,529           46,964
Class Y                                                           2,443,231       93,020,075
                                                              -------------     ------------
                                                                (24,209,163)      71,753,614

NET ASSETS
Total increase (decrease)                                      (119,691,545)      21,753,696
Beginning of period                                             228,193,749      206,440,053
                                                              -------------     ------------
End of period (including accumulated net investment income
   of $4,674,283 and $1,509,151, respectively)                $ 108,502,204     $228,193,749
                                                              =============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F10 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                             ENDED                            YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   --------------------------------------------------------
CLASS A                                                   (UNAUDITED)       2008          2007         2006       2005     2004(1)
-------                                                ----------------   --------      --------     -------    -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $  16.37       $  20.14      $  17.84     $ 14.43    $ 12.98    $10.00
Income (loss) from investment operations:
Net investment income                                           .24(2)       .28(2)          .28(2)      .12(2)     .15(2)    .01
Net realized and unrealized gain (loss)                       (7.66)         (3.16)         2.93        3.84       2.10      3.02
                                                           --------       --------      --------     -------    -------    ------
Total from investment operations                              (7.42)         (2.88)         3.21        3.96       2.25      3.03
Dividends and/or distributions
to shareholders:
Dividends from net investment income                             --           (.17)         (.20)       (.20)        --        --
Distributions from net realized gain                             --           (.72)         (.71)       (.35)      (.80)     (.05)
                                                           --------       --------      --------     -------    -------    ------
Total dividends and/or distributions to shareholders             --           (.89)         (.91)       (.55)      (.80)     (.05)
                                                           --------       --------      --------     -------    -------    ------
Net asset value, end of period                             $   8.95       $  16.37      $  20.14     $ 17.84    $ 14.43    $12.98
                                                           ========       ========      ========     =======    =======    ======

TOTAL RETURN, AT NET ASSET VALUE(3)                          (45.33)%       (14.80)%       18.49%      27.98%     17.74%    30.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $ 42,542       $ 98,537      $139,691     $76,304    $29,831    $6,753
Average net assets (in thousands)                          $ 73,917       $131,199      $100,351     $52,647    $11,186    $6,126
Ratios to average net assets:(4)
Net investment income                                          3.47%          1.51%         1.51%       0.72%      1.05%     0.14%
Total expenses                                                 1.55%(5)       1.34%(5)      1.36%(5)    1.43%      1.63%     2.13%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                                    1.51%          1.34%         1.36%       1.43%      1.54%     1.70%
Portfolio turnover rate                                          13%            52%           38%         49%        60%       30%

(1.) For the period from August 1, 2003 (commencement of operations) to April
     30, 2004.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   1.55%
Year Ended April 30, 2008           1.34%
Year Ended April 30, 2007           1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F11 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

                                                          SIX MONTHS
                                                             ENDED                     YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   -------------------------------------------
CLASS B                                                   (UNAUDITED)       2008        2007         2006     2005(1)
-------                                                ----------------   -------     --------     -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $ 16.11        $ 19.83     $ 17.60      $ 14.28    $12.99
Income (loss) from investment operations:
Net investment income (loss)(2)                                .18            .12         .11         (.02)      .01
Net realized and unrealized gain (loss)                      (7.51)         (3.12)       2.88         3.79      2.08
                                                           -------        -------     -------      -------    ------
Total from investment operations                             (7.33)         (3.00)       2.99         3.77      2.09
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --             --        (.05)        (.10)       --
Distributions from net realized gain                            --           (.72)       (.71)        (.35)     (.80)
                                                           -------        -------     -------      -------    ------
Total dividends and/or distributions to shareholders            --           (.72)       (.76)        (.45)     (.80)
                                                           -------        -------     -------      -------    ------
Net asset value, end of period                             $  8.78        $ 16.11     $ 19.83      $ 17.60    $14.28
                                                           =======        =======     =======      =======    ======

TOTAL RETURN, AT NET ASSET VALUE(3)                         (45.50)%       (15.56)%     17.39%       26.82%    16.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $ 6,982        $16,057     $24,525      $15,876    $7,695
Average net assets (in thousands)                          $12,027        $21,630     $18,659      $12,099    $1,997
Ratios to average net assets:(4)
Net investment income (loss)                                  2.68%          0.63%       0.62%       (0.16)%    0.04%
Total expenses                                                2.47%(5)       2.24%(5)    2.27%(5)     2.34%     2.59%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                                   2.33%          2.24%       2.27%        2.34%     2.45%
Portfolio turnover rate                                         13%            52%         38%          49%       60%

(1.) For the period from May 6, 2004 (inception of offering) to April 30, 2005.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   2.47%
Year Ended April 30, 2008           2.24%
Year Ended April 30, 2007           2.27%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F12 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                          SIX MONTHS
                                                             ENDED                    YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   --------------------------------------------
CLASS C                                                   (UNAUDITED)       2008         2007         2006     2005(1)
-------                                                ----------------   -------      -------      -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 16.10         $ 19.81      $ 17.59      $ 14.28    $12.99
Income (loss) from investment operations:
Net investment income (loss)(2)                               .19             .13          .13         (.01)      .02
Net realized and unrealized gain (loss)                     (7.52)          (3.11)        2.88         3.80      2.07
                                                          -------         -------      -------      -------    ------
Total from investment operations                            (7.33)          (2.98)        3.01         3.79      2.09
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --            (.01)        (.08)        (.13)       --
Distributions from net realized gain                           --            (.72)        (.71)        (.35)     (.80)
                                                          -------         -------      -------      -------    ------
Total dividends and/or distributions to shareholders           --            (.73)        (.79)        (.48)     (.80)
                                                          -------         -------      -------      -------    ------
Net asset value, end of period                            $  8.77         $ 16.10      $ 19.81      $ 17.59    $14.28
                                                          =======         =======      =======      =======    ======

TOTAL RETURN, AT NET ASSET VALUE(3)                        (45.53)%        (15.47)%      17.51%       26.98%    16.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $11,587         $29,809      $42,223      $25,487    $9,565
Average net assets (in thousands)                         $21,773         $38,575      $31,937      $17,903    $2,364
Ratios to average net assets:(4)
Net investment income (loss)                                 2.78%           0.73%        0.71%       (0.09)%    0.12%
Total expenses                                               2.34%(5)        2.14%(5)     2.16%(5)     2.23%     2.44%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                                  2.28%           2.14%        2.16%        2.23%     2.41%
Portfolio turnover rate                                        13%            52%           38%          49%       60%

(1.) For the period from May 6, 2004 (inception of offering) to April 30, 2005.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   2.34%
Year Ended April 30, 2008           2.14%
Year Ended April 30, 2007           2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

                                                          SIX MONTHS
                                                            ENDED         PERIOD ENDED
                                                       OCTOBER 31, 2008     APRIL 30,
CLASS N                                                   (UNAUDITED)        2008(1)
-------                                                ----------------   ------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $ 16.30          $ 19.31
Income (loss) from investment operations:
Net investment income(2)                                       .19              .39
Net realized and unrealized loss                             (7.59)           (2.44)
                                                           -------          -------
Total from investment operations                             (7.40)           (2.05)
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --            (.24)
Distributions from net realized gain                            --            (.72)
                                                           -------          -------
Total dividends and/or distributions to shareholders            --            (.96)
                                                           -------          -------
Net asset value, end of period                             $  8.90          $ 16.30
                                                           =======          =======

TOTAL RETURN, AT NET ASSET VALUE(3)                         (45.40)%         (11.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $    47          $    50
Average net assets (in thousands)                          $    62          $    13
Ratios to average net assets:(4)
Net investment income                                         2.79%            5.48%
Total expenses(5)                                             1.98%            2.49%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                                   1.81%            1.89%
Portfolio turnover rate                                         13%              52%

(1.) For the period from November 16, 2007 (inception of offering) to April 30,
     2008.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   1.98%
Period Ended April 30, 2008         2.49%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F14 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                          SIX MONTHS
                                                            ENDED                YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   --------------------------------
CLASS Y                                                   (UNAUDITED)       2008        2007       2006(1)
-------                                                ----------------   -------      ------      -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 16.36         $ 20.16      $17.84      $15.61
Income (loss) from investment operations:
Net investment income(2)                                      .27             .45         .34         .07
Net realized and unrealized gain (loss)                     (7.66)          (3.27)       2.94        2.76
                                                          -------         -------      ------      ------
Total from investment operations                            (7.39)          (2.82)       3.28        2.83
                                                          -------         -------      ------      ------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --            (.26)       (.25)       (.25)
Distributions from net realized gain                           --            (.72)       (.71)       (.35)
                                                          -------         -------      ------      ------
Total dividends and/or distributions to shareholders           --            (.98)       (.96)       (.60)
                                                          -------         -------      ------      ------
Net asset value, end of period                            $  8.97         $ 16.36      $20.16      $17.84
                                                          =======         =======      ======      ======

TOTAL RETURN, AT NET ASSET VALUE(3)                        (45.17)%        (14.57)%     18.89%      18.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $47,344         $83,741      $    1      $    1
Average net assets (in thousands)                         $71,396         $31,213      $    1      $    1
Ratios to average net assets:(4)
Net investment income                                        3.90%           2.75%       1.87%       0.73%
Total expenses                                               0.97%(5)        0.90%(5)    0.94%(5)    1.01%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                                  0.94%           0.90%       0.94%       1.01%
Portfolio turnover rate                                        13%             52%         38%         49%

(1.) For the period from September 27, 2005 (inception of offering) to April 30,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

(4.) Annualized for periods less than one full year.

(5.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   0.97%
Year Ended April 30, 2008           0.90%
Year Ended April 30, 2007           0.94%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   F15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the "Fund"), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee will be discontinued effective January 1, 2009.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                   F16 | OPPENHEIMER INTERNATIONAL VALUE FUND

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


                   F17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments.


                   F18 | OPPENHEIMER INTERNATIONAL VALUE FUND

As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     During the fiscal year ended April 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of April 30, 2008, the Fund had available for federal income tax purposes post-October losses of $1,999,335, post-October foreign currency losses of $1,905,168 and post-October passive foreign investment company losses of $229,753.

     As of October 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $17,772,466 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses


                   F19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $199,366,257
Federal tax cost of other investments        155,073
                                        ------------
Total federal tax cost                  $199,521,330
                                        ============
Gross unrealized appreciation           $  1,549,472
Gross unrealized depreciation            (93,228,748)
                                        ------------
Net unrealized depreciation             $(91,679,276)
                                        ============

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased        $ 1,330
Payments Made to Retired Trustees                   --
Accumulated Liability as of October 31, 2008    12,143

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds


                   F20 | OPPENHEIMER INTERNATIONAL VALUE FUND selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported


                   F21 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED OCTOBER 31, 2008   YEAR ENDED APRIL 30, 2008(1)
                              ---------------------------------   ----------------------------
                                   SHARES         AMOUNT             SHARES         AMOUNT
                                 ----------    ------------        ----------    ------------
CLASS A
Sold                                572,765    $  7,492,672         2,069,406    $ 39,891,952
Dividends and/or
   distributions reinvested              --              --           302,862       5,630,214
Redeemed                         (1,840,940)    (24,553,443)(2)    (3,289,525)    (58,328,558)(3)
                                 ----------    ------------        ----------    ------------
Net decrease                     (1,268,175)   $(17,060,771)         (917,257)   $(12,806,392)
                                 ==========    ============        ==========    ============
CLASS B
Sold                                 57,666    $    738,050           300,101    $  5,716,101
Dividends and/or
   distributions reinvested              --              --            40,144         737,373
Redeemed                           (258,831)     (3,442,934)(2)      (580,297)    (10,515,695)(3)
                                 ----------    ------------        ----------    ------------
Net decrease                       (201,165)   $ (2,704,884)         (240,052)   $ (4,062,221)
                                 ==========    ============        ==========    ============
CLASS C
Sold                                110,866    $  1,466,902           539,197    $ 10,137,828
Dividends and/or
   distributions reinvested              --              --            72,900       1,336,986
Redeemed                           (641,348)     (8,387,170)(2)      (892,064)    (15,919,626)(3)
                                 ----------    ------------        ----------    ------------
Net decrease                       (530,482)   $ (6,920,268)         (279,967)   $ (4,444,812)
                                 ==========    ============        ==========    ============
CLASS N
Sold                                  2,485    $     35,604             3,028    $     46,964
Dividends and/or
   distributions reinvested              --              --                --              --
Redeemed                               (244)         (2,075)               --              --
                                 ----------    ------------        ----------    ------------
Net increase                          2,241    $     33,529             3,028    $     46,964
                                 ==========    ============        ==========    ============
CLASS Y
Sold                                199,845    $  3,014,035         5,510,475    $ 99,739,190
Dividends and/or
   distributions reinvested              --              --           115,573       2,143,891
Redeemed                            (43,000)       (570,804)(2)      (507,672)     (8,863,006)(3)
                                 ----------    ------------        ----------    ------------
Net increase                        156,845    $  2,443,231         5,118,376    $ 93,020,075
                                 ==========    ============        ==========    ============

(1.) For the year ended April 30, 2008, for Class A, Class B, Class C and Class
     Y shares and for the period from November 16, 2007 (inception of offering) to April 30, 2008, for Class N shares.

(2.) Net of redemption fees of $223, $36, $66, and $216 for Class A, Class B,
     Class C, and Class Y shares, respectively.

(3.) Net of redemption fees of $1,843, $304, $542 and $438 for Class A, Class B,
     Class C and Class Y shares, respectively.


                   F22 | OPPENHEIMER INTERNATIONAL VALUE FUND

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2008, were as follows:

                         PURCHASES       SALES
                        -----------   -----------
Investment securities   $24,226,436   $44,261,625

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------
Up to $500 million   0.85%
Next $500 million    0.75
Over $1.0 billion    0.70

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2008, the Fund paid $182,690 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the


                   F23 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $264,426, $247,030 and $391, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A        CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------   -------------   -------------   -------------   -------------   -------------
October 31, 2008      $23,952          $2,746         $20,341         $1,343            $20

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total expenses" or "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares, 1.95% for Class N and 1.45% for Class Y shares. During the six months ended October 31, 2008, the Manager waived $6,149, $994, $1,798, $6, and $6,053 for Class A, Class B, Class C, Class N, and Class Y shares, respectively. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.

     Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%. This voluntary waiver may be withdrawn at any time. For the six months ended October 31, 2008, the Manager waived $12,555.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2008, OFS waived $3,690, $6,694, $2,845, and $41 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.


                   F24 | OPPENHEIMER INTERNATIONAL VALUE FUND

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended October 31, 2008, the Manager waived $629 for IMMF management fees.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the coun-terparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

6. ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment


                   F25 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. SECURITIES LENDING Continued

received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

     As of October 31, 2008, the Fund had no securities on loan.

8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

9. SUBSEQUENT EVENT

On November 7, 2008, shareholders of the Fund approved a fund reorganization whereby shareholders received shares of Oppenheimer Quest International Value Fund, Inc. in an amount equal to the value of the net assets of the Fund. The reorganization occurred on November 14, 2008 and qualified as a tax-free reorganization for federal income tax purposes.


                   F26 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the


                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud, the portfolio manager for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap value funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, and since inception performance were below its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and international multi-cap value funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees and/or reimburse the Fund for certain expenses so that total annual operating expenses will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares, 1.95% for Class N shares, and 1.45% for Class Y shares. The voluntary waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median. Effective July 1, 2008 the Manger has voluntarily undertaken to waive a portion of its management fee so that the effective management fee for the Fund will not exceed the effective management fee of Oppenheimer Quest International Value Fund, Inc. measured as of the last business day of the prior month. This voluntary undertaking may be withdrawn or amended by the Manager at any time.


                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

a) Not applicable.
b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/12/2008
By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/12/2008